Dreyfus Large Cap Equity
Fund Summary
Investment Objective
The fund seeks to provide long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 8 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Large Cap Equity	Class A		Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Large Cap Equity		Class A	Class C	Class I
Management fees		0.70%	0.70%	0.70%
Distribution (12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		0.60%	0.76%	0.11%
Total annual fund operating expenses	[1]	1.30%	2.21%	0.81%
Fee waiver and/or expense reimbursement		(0.15%)	(0.31%)	none
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.15%	1.90%	0.81%
[1]	The Dreyfus Corporation has contractually agreed, until May 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and 12b-1 fees) exceed .90%. On or after May 1, 2014, The Dreyfus Corporation may terminate this expense waiver at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year examples and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Large Cap Equity (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	949	1,233	2,040
Class C	293	661	1,156	2,520
Class I	83	259	450	1,002

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus Large Cap Equity (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	949	1,233	2,040
Class C	193	661	1,156	2,520
Class I	83	259	450	1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34.07% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The fund considers large-cap companies to be those companies with market capitalizations of $5 billion or more at the time of purchase. The fund invests primarily in large, established companies that the portfolio manager believes have proven track records and the potential for superior relative earnings growth. The investment process begins with a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors. Next, using a bottom-up approach, fundamental research is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:

• earnings power unrecognized by market;

• sustainable revenue and cash flow growth;

• positive operational and/or financial catalysts;

• attractive relative value versus history and peers; and

• strong or improving financial condition.

The fund may use listed equity options to seek to enhance returns and/or mitigate risk. The fund will engage in "covered" option transactions only, where the fund has in its possession, for the duration of the strategy, the underlying physical asset or cash to satisfy any obligation the fund may have with respect to the option strategy. The fund will limit investments in options to 20% (based on the notional value of the options) of the fund's total assets and will limit the value of all total premiums paid or received to 5% of the fund's total assets.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com. For periods prior to September 13, 2008, the information below represents the performance of the predecessor fund's Class A shares (with respect to the fund's Class A and C shares) and the predecessor fund's Institutional shares (with respect to the fund's Class I shares) adjusted to reflect each share class' applicable sales charge. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and Class C for such periods may have been lower.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter Q2, 2009: 16.33% Worst Quarter Q4, 2008: -28.51%
Average Annual Total Returns (as of 12/31/12)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Dreyfus Large Cap Equity	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	10.15%	(4.33%)	3.84%
Class C	15.05%	(3.04%)	4.54%
Class I	17.46%	(2.09%)	5.18%
After Taxes on Distributions Class A	10.06%	(4.61%)	3.14%
After Taxes on Distributions and Sales Class A	6.72%	(3.67%)	3.15%
S&P 500® Index reflects no deduction for fees, expenses or taxes	15.99%	1.66%	7.10%